Discontinued operations and restructuring plan	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups
Discontinued operations and Restructuring plan

Note 4 – Discontinued operations and restructuring plan

During the year ended December 31, 2014, the Corporation completed the sale of its California, Illinois and Central Florida regional operations and relocated certain back office operations to Puerto Rico and New York.

As defined in ASC 805-10-55, the regional operations sold constituted a business, and for financial reporting purposes, the results of the discontinued operations are presented as “Assets / Liabilities from discontinued operations” in the consolidated statement of condition and “Income (loss) from discontinued operations, net of tax” in the consolidated statement of operations.

As of December 31, 2016, there were no assets and liabilities held within the discontinued operations. The liabilities held at December 31, 2015 of $1.8 million, mainly comprised of the indemnity reserve related to the California regional sale, were reversed during the quarter ended December 31, 2016, as a result of the expiration of the two-year period indemnification provision.

Net income from the discontinued operations amounted to $1.1 million for the year ended December 31, 2016 and $1.3 million for the year ended December 31, 2015.

Also, in connection with the sale, the Corporation has undertaken a restructuring plan (the “PCB Restructuring Plan”) which was completed by December 31, 2015, for which the Corporation incurred restructuring charges of $45.1 million, of which approximately $26.7 million were incurred in 2014 and $18.4 million in 2015. Restructuring charges were mostly comprised of personnel costs, which amounted to $17.5 million for 2014 and $12.9 million for 2015.

The following table presents the activity in the reserve for the restructuring costs associated with the PCB Restructuring Plan:

	Years ended December 31,
(In thousands)	2016	2015
Beginning balance	$620	$13,536
Charges expensed during the period	-	7,840
Payments made during the period	(492)	(20,756)
Ending balance	$128	$620